Employee Benefit Plans (Details 8)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan, Target Allocation	100.00%
Defined Benefit Plan, Plan Assets	100.00%
Equity Securities [Member]
Defined Benefit Plan, Target Allocation	60.00%
Defined Benefit Plan, Plan Assets	56.50%
Debt Securities [Member]
Defined Benefit Plan, Target Allocation	40.00%
Defined Benefit Plan, Plan Assets	40.90%
Cash and Cash Equivalents [Member]
Defined Benefit Plan, Target Allocation	0.00%
Defined Benefit Plan, Plan Assets	2.60%